Related party transactions - Transactions with Associates, Joint Ventures and Other Related Parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	€ (49)	€ 0	€ 0
Net amount receivable (payable)	6	0
Joint ventures and other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(110)	0	0
Joint ventures
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(9)	0	0
Net amount receivable (payable)	(2)	0
Other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	€ (52)	€ 0	€ 0